Related-Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related-Party Transactions [Abstract]
Schedule of Amounts Payable to (Receivables from) Related Parties

	At September 30, 2023			At December 31, 2022
	STH	Texas Transmission	Total	STH	Texas Transmission	Total
Federal income taxes payable (receivable)	$11	$3	$14	$14	$4	$18
Texas margin tax payable	21	—	21	27	—	27

Net payable (receivable)	$32	$3	$35	$41	$4	$45

	At December 31,
	2022			2021
	STH	Texas Transmission	Total	STH	Texas Transmission	Total
Federal income taxes payable (receivable)	$14	$4	$18	$(5)	$(1)	$(6)
Texas margin tax payable	27	—	27	24	—	24

Net payable (receivable)	$41	$4	$45	$19	$(1)	$18

Schedule of Cash Payments Made to Related Parties to Income Taxes

	Nine Months Ended September 30, 2023			Nine Months Ended September 30, 2022
	STH	Texas Transmission	Total	STH	Texas Transmission	Total
Federal income taxes	$67	$17	$84	$61	$15	$76
Texas margin tax	28	—	28	24	—	24

Total payments	$95	$17	$112	$85	$15	$100

	Years Ended December 31,
	2022			2021			2020
	STH	Texas Transm.	Total	STH	Texas Transm.	Total	STH	Texas Transm.	Total
Federal income taxes	$79	$20	$99	$49	$12	$61	$70	$17	$87
Texas margin taxes	24	—	24	23	—	23	22	—	22

Total payments	$103	$20	$123	$72	$12	$84	$92	$17	$109